Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments

Note 10 – Lease Commitments

At December 31, 2011, Northern Trust was obligated under a number of non-cancelable operating leases for buildings and equipment. Certain leases contain rent escalation clauses based on market indices or increases in real estate taxes and other operating expenses and renewal option clauses calling for increased rentals. There are no restrictions imposed by any lease agreement regarding the payment of dividends, debt financing or Northern Trust entering into further lease agreements. Minimum annual lease commitments as of December 31, 2011 for all non-cancelable operating leases with a term of 1 year or more are as follows:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2012	$86.9
2013	85.8
2014	72.1
2015	67.3
2016	53.3
Later Years	380.2

Total Minimum Lease Payments	$745.6

Operating lease rental expense, net of rental income, is recorded in occupancy expense and amounted to $84.2 million in 2011, $68.1 million in 2010, and $70.2 million in 2009. Net rental expense in 2011 includes $6.4 million of restructuring, acquisition and integration related charges attributable to reductions in office space.

One of the buildings and related land utilized for Chicago operations has been leased under an agreement that qualifies as a capital lease. The original long-term financing for the property was provided by the Corporation and the Bank. In the event of sale or refinancing, the Bank would anticipate receiving full repayment of any outstanding loans plus 42% of any proceeds in excess of the original project costs.

The following table reflects the future minimum lease payments required under capital leases, net of any payments received on the long-term financing, and the present value of net capital lease obligations at December 31, 2011.

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS, NET
2012	$7.9
2013	8.1
2014	8.4
2015	8.2
2016	8.0
Later Years	23.6

Total Minimum Lease Payments, net	64.2
Less: Amount Representing Interest	19.3

Net Present Value under Capital Lease Obligations	$44.9